Portfolio of Investments September 30, 2024
JGH
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 135.2%    (98.0% of Total Investments)
X 241,050,171 CORPORATE BONDS - 74 .6% ( 54 .0 % of Total Investments) X 241,050,171
AUTOMOBILES & COMPONENTS - 1.0%
$ 600,000 (a) Ford Otomotiv Sanayi AS 7 .125% 04/25/29 $ 620,304
1,000,000 (a) IHO Verwaltungs GmbH, (cash 6.375%, PIK 7.125%) 6 .375 05/15/29 978,911
476,000 (a) Nemak SAB de CV 3 .625 06/28/31 386,493
1,360,000 (a) Phinia Inc 6 .625 10/15/32 1,371,228
TOTAL AUTOMOBILES & COMPONENTS 3,356,936
BANKS - 0.8%
875,000 (a) Access Bank PLC 6 .125 09/21/26 831,664
1,050,000 (a) Grupo Aval Ltd 4 .375 02/04/30 935,006
750,000 (a) Turkiye Vakiflar Bankasi TAO 8 .994 10/05/34 783,450
TOTAL BANKS 2,550,120
CAPITAL GOODS - 2.6%
5,470,000 (a) Albion Financing 2 Sarl 8 .750 04/15/27 5,613,144
1,500,000 (a) Alta Equipment Group Inc 9 .000 06/01/29 1,343,202
500,000 (a) IHS Holding Ltd 6 .250 11/29/28 467,965
925,000 (a) Sisecam UK PLC 8 .625 05/02/32 951,067
TOTAL CAPITAL GOODS 8,375,378
COMMERCIAL & PROFESSIONAL SERVICES - 2.3%
1,075,000 (a) Ambipar Lux Sarl 9 .875 02/06/31 1,115,362
2,040,000 (a) Garda World Security Corp 8 .250 08/01/32 2,087,942
1,625,000 (a) RR Donnelley & Sons Co 9 .500 08/01/29 1,638,829
2,000,000 (a) RR Donnelley & Sons Co 10 .875 08/01/29 1,938,242
600,000 (a) VT Topco Inc 8 .500 08/15/30 640,177
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 7,420,552
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.4%
2,120,000 (a) Carvana Co, (cash 12.000%, PIK 12.000%) 12 .000 12/01/28 2,226,430
2,275,000 Kohl's Corp 4 .625 05/01/31 1,915,892
750,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 553,582
4,900,000 (a) Michaels Cos Inc/The 7 .875 05/01/29 2,850,644
1,000,000 (a) Staples Inc 10 .750 09/01/29 970,300
878,636 (a) Staples Inc 12 .750 01/15/30 721,717
786,000 (a) Velocity Vehicle Group LLC 8 .000 06/01/29 818,388
1,000,000 (a),(b) Wayfair LLC 7 .250 10/31/29 1,024,460
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 11,081,413
CONSUMER DURABLES & APPAREL - 1.4%
2,000,000 (a),(b) CD&R Smokey Buyer Inc 9 .500 10/15/29 2,001,900
2,400,000 (a),(b) S&S Holdings LLC 8 .375 10/01/31 2,416,465
TOTAL CONSUMER DURABLES & APPAREL 4,418,365
CONSUMER SERVICES - 2.1%
1,900,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 6 .750 07/15/30 1,770,150
2,000,000 (a) Merlin Entertainments Group US Holdings Inc 7 .375 02/15/31 2,007,790
2,000,000 (a) Motion Bondco DAC 6 .625 11/15/27 1,902,084
1,000,000 (a) Wynn Macau Ltd 5 .500 10/01/27 977,732
TOTAL CONSUMER SERVICES 6,657,756
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.2%
735,000 Walgreens Boots Alliance Inc 8 .125 08/15/29 733,590
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 733,590
ENERGY - 9.7%
1,000,000 (a) Coronado Finance Pty Ltd 9 .250 10/01/29 1,027,565
1,000,000 Ecopetrol SA 5 .875 11/02/51 726,916
1,500,000 Ecopetrol SA 8 .875 01/13/33 1,608,532
625,000 Ecopetrol SA 6 .875 04/29/30 624,177
80,000 Ecopetrol SA 8 .375 01/19/36 81,800
2,351,000 (a) Energean Israel Finance Ltd, Reg S 5 .875 03/30/31 2,006,696
485,000 (a) Energian Israel Finance Ltd, Reg S 8 .000 09/02/53 458,408
745,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 758,519
985,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .250 01/15/29 1,019,928
550,000 (a) Gran Tierra Energy Inc 9 .500 10/15/29 522,097

Portfolio of Investments September 30, 2024
(continued)
JGH

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
ENERGY (continued)
$ 2,000,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375% 11/01/33 $ 2,156,198
1,500,000 (a) Indika Energy Tbk PT 8 .750 05/07/29 1,534,023
725,000 (a) Kosmos Energy Ltd 8 .750 10/01/31 714,472
1,500,000 (a) Leviathan Bond Ltd, Reg S 6 .500 06/30/27 1,419,870
500,000 (a) Medco Laurel Tree Pte Ltd 6 .950 11/12/28 500,048
1,500,000 (a) Medco Maple Tree Pte Ltd 8 .960 04/27/29 1,582,494
391,000 (a) Medco Oak Tree Pte Ltd 7 .375 05/14/26 396,623
1,870,000 (a) Nabors Industries Inc 8 .875 08/15/31 1,778,884
980,000 Petrobras Global Finance BV 6 .900 03/19/49 985,206
200,000 Petroleos Mexicanos 6 .500 01/23/29 188,992
6,171,000 Petroleos Mexicanos 6 .700 02/16/32 5,532,555
750,000 Petroleos Mexicanos 10 .000 02/07/33 794,675
290,000 (a) Shelf Drilling Holdings Ltd 9 .625 04/15/29 267,476
1,000,000 (a) SierraCol Energy Andina LLC 6 .000 06/15/28 919,166
800,000 (a) Talos Production Inc 9 .000 02/01/29 823,729
378,250 (a) Transocean Inc 8 .750 02/15/30 394,376
1,033,000 (a) Tullow Oil PLC 10 .250 05/15/26 937,607
1,500,000 (a) Venture Global LNG Inc 9 .875 02/01/32 1,666,788
TOTAL ENERGY 31,427,820
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.8%
750,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10 .500 02/15/28 800,555
2,000,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 6 .500 02/15/29 1,736,704
2,970,000 (a) Uniti Group LP / Uniti Group Finance Inc / CSL Capital LLC 10 .500 02/15/28 3,170,196
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 5,707,455
FINANCIAL SERVICES - 4.9%
1,500,000 (c) Credit Suisse Group AG 7 .500 01/17/72 176,250
4,500,000 (a) Encore Capital Group Inc 8 .500 05/15/30 4,742,671
3,500,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 9 .000 06/15/30 3,528,928
570,500 (a) Mexico Remittances Funding Fiduciary Estate Management Sarl 4 .875 01/15/28 517,578
1,000,000 (a) NCR Corp ATM 9 .500 04/01/29 1,100,869
4,000,000 OneMain Finance Corp 7 .125 11/15/31 4,048,056
2,000,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 1,718,270
TOTAL FINANCIAL SERVICES 15,832,622
FOOD, BEVERAGE & TOBACCO - 1.0%
1,600,000 (a) Fiesta Purchaser Inc 9 .625 09/15/32 1,656,220
500,000 (a) Minerva Luxembourg SA 8 .875 09/13/33 545,182
900,000 (a) Ulker Biskuvi Sanayi AS 7 .875 07/08/31 934,550
TOTAL FOOD, BEVERAGE & TOBACCO 3,135,952
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,750,000 (a) CHS/Community Health Systems Inc 4 .750 02/15/31 1,538,332
2,405,000 (a) CHS/Community Health Systems Inc 10 .875 01/15/32 2,650,274
242,000 (a) CHS/Community Health Systems Inc 6 .125 04/01/30 206,916
2,020,202 (a) Global Medical Response Inc 10 .000 10/31/28 2,025,253
1,295,000 (a) LifePoint Health Inc 11 .000 10/15/30 1,461,260
2,500,000 (a) LifePoint Health Inc 10 .000 06/01/32 2,748,417
3,770,000 (a) Prime Healthcare Services Inc 9 .375 09/01/29 3,888,692
TOTAL HEALTH CARE EQUIPMENT & SERVICES 14,519,144
INSURANCE - 2.2%
1,000,000 (a) Acrisure LLC / Acrisure Finance Inc 8 .500 06/15/29 1,044,162
1,265,000 (a) Acrisure LLC / Acrisure Finance Inc 8 .250 02/01/29 1,305,284
1,620,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7 .375 10/01/32 1,642,441
1,045,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 1,080,240
830,000 (a) Ardonagh Group Finance Ltd 8 .875 02/15/32 857,813
1,000,000 (a) Fidelis Insurance Holdings Ltd 6 .625 04/01/41 990,000
TOTAL INSURANCE 6,919,940
MATERIALS - 4.7%
750,000 AngloGold Ashanti Holdings PLC 6 .500 04/15/40 787,226
1,325,000 (a),(d) Cemex SAB de CV 9 .125 N/A 1,445,304
300,000 (a) First Quantum Minerals Ltd 8 .625 06/01/31 300,601
300,000 (a),(b) LD Celulose International GmbH 7 .950 01/26/32 307,875
1,000,000 (a) Limak Cimento Sanayi ve Ticaret AS 9 .750 07/25/29 979,652

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
MATERIALS (continued)
$ 1,580,000 (a) Mineral Resources Ltd 8 .000% 11/01/27 $ 1,622,910
2,070,000 (a) Mineral Resources Ltd 8 .500 05/01/30 2,156,596
750,000 (a) NOVA Chemicals Corp 9 .000 02/15/30 812,340
600,000 (a) OCP SA 5 .125 06/23/51 487,500
1,160,000 (a) Olympus Water US Holding Corp 6 .250 10/01/29 1,122,433
585,000 (a) Owens-Brockway Glass Container Inc 7 .250 05/15/31 600,989
500,000 (a) Sasol Financing USA LLC 8 .750 05/03/29 528,800
1,500,000 Sasol Financing USA LLC 5 .500 03/18/31 1,338,283
1,170,000 (a) SunCoke Energy Inc 4 .875 06/30/29 1,060,834
1,850,000 (a) Tronox Inc 4 .625 03/15/29 1,728,134
TOTAL MATERIALS 15,279,477
MEDIA & ENTERTAINMENT - 7.5%
1,700,000 (a) CSC Holdings LLC 11 .250 05/15/28 1,641,039
2,905,000 (a) CSC Holdings LLC 11 .750 01/31/29 2,807,947
2,285,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5 .875 08/15/27 2,243,487
4,750,000 (a) DISH Network Corp 11 .750 11/15/27 4,985,269
1,000,000 (a) Getty Images Inc 9 .750 03/01/27 999,601
1,545,000 (a) Gray Escrow Inc 5 .375 11/15/31 966,276
1,325,000 (a) Gray Television Inc 4 .750 10/15/30 842,953
715,000 (a) Gray Television Inc 10 .500 07/15/29 746,791
1,275,000 (a) LCPR Senior Secured Financing DAC 5 .125 07/15/29 1,033,167
1,500,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 1,556,360
2,000,000 (a) McGraw-Hill Education Inc 8 .000 08/01/29 2,007,174
3,530,000 (a) Univision Communications Inc 7 .375 06/30/30 3,416,329
925,000 (a) Virgin Media Secured Finance PLC 5 .500 05/15/29 887,166
TOTAL MEDIA & ENTERTAINMENT 24,133,559
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.4%
2,740,000 (a) Bausch Health Cos Inc 4 .875 06/01/28 2,144,050
4,000,000 (a) Grifols SA 4 .750 10/15/28 3,746,678
1,760,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7 .875 05/15/34 1,864,632
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 7,755,360
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.5%
3,258,400 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 3,026,899
2,175,000 Kennedy-Wilson Inc 5 .000 03/01/31 1,952,578
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 4,979,477
SOFTWARE & SERVICES - 4.3%
5,200,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 5,031,671
5,000,000 (a) Condor Merger Sub Inc 7 .375 02/15/30 4,876,789
1,022,875 (a) Rackspace Finance LLC 3 .500 05/15/28 511,872
3,400,000 (a) Rocket Software Inc 9 .000 11/28/28 3,548,189
TOTAL SOFTWARE & SERVICES 13,968,521
TELECOMMUNICATION SERVICES - 8.3%
355,000 (a) Altice France SA 8 .125 02/01/27 290,295
1,550,000 (a) C&W Senior Finance Ltd 6 .875 09/15/27 1,544,612
725,000 (a) CT Trust 5 .125 02/03/32 664,717
1,500,000 (a) Frontier Communications Holdings LLC 8 .625 03/15/31 1,617,135
2,295,000 (a) Iliad Holding SASU 8 .500 04/15/31 2,468,516
3,000,000 (a) Level 3 Financing Inc 10 .500 05/15/30 3,228,750
3,585,000 (a) Level 3 Financing Inc 10 .500 04/15/29 3,907,825
1,750,000 (a) Liberty Costa Rica Senior Secured Finance 10 .875 01/15/31 1,916,775
900,000 (a) Millicom International Cellular SA2028 2028 5 .125 01/15/28 874,461
525,000 (a) Millicom International Cellular SA 7 .375 04/02/32 539,440
200,000 (a),(b) Sable International Finance Ltd 7 .125 10/15/32 200,750
1,000,000 (a) Vmed O2 UK Financing I PLC 7 .750 04/15/32 1,026,480
1,650,000 (a) Windstream Escrow LLC / Windstream Escrow Finance Corp 7 .750 08/15/28 1,651,551
300,000 (a),(b) Windstream Escrow LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 304,990
1,646,000 (a) Zayo Group Holdings Inc 4 .000 03/01/27 1,472,253
1,500,000 (a) Zayo Group Holdings Inc 6 .125 03/01/28 1,245,000
3,690,000 (a) Zegona Finance PLC 8 .625 07/15/29 3,939,075
TOTAL TELECOMMUNICATION SERVICES 26,892,625

Portfolio of Investments September 30, 2024
(continued)
JGH

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
TRANSPORTATION - 5.0%
$ 1,000,000 (a) American Airlines Inc 8 .500% 05/15/29 $ 1,061,014
8,000,000 (a) Brightline East LLC 11 .000 01/31/30 6,800,375
3,580,000 (a) GN Bondco LLC 9 .500 10/15/31 3,768,276
750,000 (a) Grupo Aeromexico SAB de CV 8 .500 03/17/27 757,885
1,750,000 (a) Transnet SOC Ltd 8 .250 02/06/28 1,814,015
2,000,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9 .500 06/01/28 1,954,775
TOTAL TRANSPORTATION 16,156,340
UTILITIES - 3.0%
750,000 (a) AES Espana BV 5 .700 05/04/28 712,613
500,000 (a) Continuum Green Energy India Pvt / Co-Issuers 7 .500 06/26/33 525,000
625,000 (a) Electricidad Firme de Mexico Holdings SA de CV 4 .900 11/20/26 605,794
1,000,000 (a) Empresa de Transmision Electrica SA 5 .125 05/02/49 785,428
600,000 (a) EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia
SpA
5 .375 12/30/30 516,911
500,000 (a) Eskom Holdings SOC Ltd 8 .450 08/10/28 529,445
1,400,000 (a) Eskom Holdings SOC Ltd 6 .350 08/10/28 1,423,943
4,425,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 4,140,870
586,004 (a) UEP Penonome II SA2020 1 6 .500 10/01/38 507,765
TOTAL UTILITIES 9,747,769
TOTAL CORPORATE BONDS
(Cost $244,032,222) 241,050,171
PRINCIPAL DESCRIPTION RATE (e) MATURITY (f) VALUE
X 56,208,673 VARIABLE RATE SENIOR LOAN INTERESTS - 17 .4% ( 12 .6 % of Total Investments) (e) X 56,208,673
CAPITAL GOODS - 1.3%
$ 250,000 (b) Foundation Building Materials Holding Company LLC, Term Loan
B2, (TBD)
TBD TBD $ 243,991
895,506 TransDigm, Inc., Term Loan J, (TSFR3M + 2.500%) 7 .104 02/28/31 893,025
3,002,350 Windsor Holdings III, LLC, Term Loan B, (TSFR1M + 4.000%) 8 .461 08/01/30 3,020,320
TOTAL CAPITAL GOODS 4,157,336
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.1%
1,900,000 Johnstone Supply LLC, Term Loan, (TSFR1M + 3.000%) 8 .174 05/16/31 1,897,625
1,461,234 PetSmart, Inc., Term Loan B, (TSFR1M + 3.750%) 8 .695 02/14/28 1,450,925
345,000 (b) Wand NewCo 3, Inc., Term Loan B, (TBD) TBD TBD 345,000
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,693,550
CONSUMER DURABLES & APPAREL - 0.7%
2,385,000 Varsity Brands LLC ,Term Loan, (TSFR3M + 3.750%) 8 .821 07/28/31 2,371,835
TOTAL CONSUMER DURABLES & APPAREL 2,371,835
CONSUMER SERVICES - 0.7%
694,643 Carnival Corporation, Term Loan B2, (TSFR1M + 2.750%) 7 .595 08/09/27 697,463
1,200,000 GBT US III LLC, Term loan B, (TSFR3M + 3.000%) 8 .279 07/28/31 1,198,998
346,496 GVC Holdings (Gibraltar) Limited, Term Loan B, (TSFR6M +
2.750%)
8 .014 10/31/29 347,000
TOTAL CONSUMER SERVICES 2,243,461
FINANCIAL SERVICES - 0.6%
500,000 AAL Delaware Holdco, Inc., Term loan B, (TSFR1M + 3.500%) 8 .345 07/30/31 502,892
1,365,000 Boost Newco Borrower, LLC, Term loan B, (TSFR3M + 2.500%) 7 .104 01/31/31 1,367,273
TOTAL FINANCIAL SERVICES 1,870,165
FOOD, BEVERAGE & TOBACCO - 1.6%
861,918 Pegasus BidCo BV, Term Loan, (TSFR3M + 3.750%) 8 .868 07/12/29 864,345
4,428,564 Triton Water Holdings, Inc, Term Loan, (TSFR3M + 3.250%) 7 .918 03/31/28 4,425,907
TOTAL FOOD, BEVERAGE & TOBACCO 5,290,252
HEALTH CARE EQUIPMENT & SERVICES - 3.8%
165,963 ICON Luxembourg S.A.R.L., Term Loan B, (TSFR3M + 2.000%) 6 .604 07/03/28 167,029
4,365,000 Insulet Corporation, Term loan B, (TSFR1M + 2.500%) 7 .345 07/31/31 4,390,252
2,691,515 Medline Borrower, LP, Term Loan B, (TSFR1M + 2.750%) 7 .595 10/23/28 2,695,647
2,781,563 Onex TSG Intermediate Corp., Term Loan B, (TSFR3M + 4.750%) 9 .710 02/28/28 2,782,425
1,907,989 Parexel International Corporation, Term loan B, (TSFR1M +
3.000%)
7 .845 11/15/28 1,910,517

PRINCIPAL DESCRIPTION   RATE(e) MATURITY(f) VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
$ 207,508 Select Medical Corporation, Term Loan B1, (TSFR1M + 3.000%) 7 .845% 03/05/27 $ 208,588
TOTAL HEALTH CARE EQUIPMENT & SERVICES 12,154,458
HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
1,989,770 Illuminate Merger Sub Corp., Term Loan, (TSFR3M + 3.000%) 8 .365 05/16/28 1,987,651
774,000 Journey Personal Care Corp., Term Loan B, (TSFR1M + 4.250%) 9 .210 03/01/28 774,000
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 2,761,651
INSURANCE - 0.2%
618,766 USI, Inc., Term Loan, (TSFR3M + 2.750%) 7 .354 09/27/30 617,605
TOTAL INSURANCE 617,605
MATERIALS - 1.0%
952,612 Berlin Packaging LLC, Term Loan B, (TSFR1M + 3.750%) 8 .961 05/12/31 952,998
2,113,690 Nouryon Finance B.V., Term Loan B, (TSFR3M + 3.500%) 8 .628 04/03/28 2,119,640
277,163 W.R. Grace & Co.-Conn., Term Loan B, (TSFR3M + 3.250%) 7 .854 09/22/28 278,202
TOTAL MATERIALS 3,350,840
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.6%
41,672 ICON Luxembourg S.A.R.L., Term Loan, (TSFR3M + 2.250%) 6 .604 07/03/28 41,940
1,971,695 Jazz Financing Lux S.a.r.l., Term Loan B, (TSFR1M + 2.250%) 7 .095 05/05/28 1,971,872
6,294,028 (b),(g) Organon & Co, Term Loan B, (TBD) TBD TBD 6,294,028
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 8,307,840
SOFTWARE & SERVICES - 2.3%
3,335,000 (b) Amazon Holdco Inc ,Term Loan, (TBD) TBD TBD 3,328,747
2,500,000 Fortress Intermediate 3, Inc, Term Loan B, (TSFR1M + 3.750%) 8 .595 05/08/31 2,498,437
740,506 Open Text Corporation, Term Loan B, (TSFR1M + 2.250%) 7 .095 01/31/30 744,083
221,107 Rackspace Technology Global, Inc., Term Loan, First Lien,
(TSFR1M + 6.250%)
11 .483 05/15/28 224,953
798,000 Ultimate Software Group Inc (The), Term Loan B, (TSFR3M +
3.500%)
8 .555 02/10/31 798,998
TOTAL SOFTWARE & SERVICES 7,595,218
TRANSPORTATION - 0.4%
562,500 AAdvantage Loyalty IP Ltd., Term Loan, (TSFR3M + 4.750%) 10 .294 04/20/28 579,139
591,019 Brown Group Holding, LLC, Term Loan B2, (TSFR3M + 2.750%) 8 .322 07/01/31 590,442
4,933 SkyMiles IP Ltd., Term Loan B, (TSFR3M + 3.750%) 9 .032 10/20/27 5,030
TOTAL TRANSPORTATION 1,174,611
UTILITIES - 0.2%
617,187 Talen Energy Supply, LLC, Term Loan B, (TSFR3M + 3.500%) 8 .596 05/17/30 619,851
TOTAL UTILITIES 619,851
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $55,818,014) 56,208,673
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 55,396,789 SOVEREIGN DEBT - 17 .1% ( 12 .4 % of Total Investments) X 55,396,789
ANGOLA - 1.0%
$ 900,000 (a) Angolan Government International Bond 8 .000 11/26/29 $ 817,443
1,050,000 (a) Angolan Government International Bond 8 .750 04/14/32 941,543
1,500,000 (a) Angolan Government International Bond 8 .250 05/09/28 1,423,734
TOTAL ANGOLA 3,182,720
ARGENTINA - 0.8%
2,100,000 Argentine Republic Government International Bond 5 .000 01/09/38 1,094,979
3,025,000 Argentine Republic Government International Bond 4 .125 07/09/35 1,452,000
TOTAL ARGENTINA 2,546,979
BENIN - 0.3%
1,025,000 (a) Benin Government International Bond 7 .960 02/13/38 1,016,031
TOTAL BENIN 1,016,031
BRAZIL - 0.3%
1,000,000 Brazilian Government International Bond 7 .125 05/13/54 1,034,617
TOTAL BRAZIL 1,034,617

Portfolio of Investments September 30, 2024
(continued)
JGH

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
COLOMBIA - 1.0%
$ 1,400,000 Colombia Government International Bond 5 .625% 02/26/44 $ 1,126,573
1,320,000 Colombia Government International Bond 7 .500 02/02/34 1,368,885
700,000 Colombia Government International Bond 8 .750 11/14/53 766,823
TOTAL COLOMBIA 3,262,281
COTE D'IVOIRE - 1.2%
1,318,057 (a) Ivory Coast Government International Bond 5 .750 12/31/32 1,259,146
1,700,000 (a) Ivory Coast Government International Bond 8 .250 01/30/37 1,748,804
750,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 705,933
TOTAL COTE D'IVOIRE 3,713,883
DOMINICAN REPUBLIC - 0.3%
1,175,000 (a) Dominican Republic International Bond 5 .300 01/21/41 1,079,496
TOTAL DOMINICAN REPUBLIC 1,079,496
ECUADOR - 0.5%
1,767,500 (a) Ecuador Government International Bond 5 .000 07/31/30 1,283,395
371,475 (a) Ecuador Government International Bond 1 .000 07/31/35 210,593
88,000 (a) Ecuador Government International Bond 5 .000 07/31/40 45,260
TOTAL ECUADOR 1,539,248
EGYPT - 1.3%
2,300,000 (a) Egypt Government International Bond 7 .053 01/15/32 1,990,682
1,700,000 (a) Egypt Government International Bond 7 .600 03/01/29 1,638,401
975,000 (a) Egypt Government International Bond 8 .500 01/31/47 785,947
TOTAL EGYPT 4,415,030
EL SALVADOR - 0.8%
925,000 (a) El Salvador Government International Bond 8 .625 02/28/29 908,775
1,575,000 (a) El Salvador Government International Bond 9 .250 04/17/30 1,563,601
1,000,000 (a) El Salvador Government International Bond 0 .250 04/17/30 19,966
TOTAL EL SALVADOR 2,492,342
HONDURAS - 0.6%
1,250,000 (a) Honduras Government International Bond 6 .250 01/19/27 1,207,350
750,000 (a) Honduras Government International Bond 5 .625 06/24/30 663,375
TOTAL HONDURAS 1,870,725
IRAQ - 0.4%
1,356,250 (a) Iraq International Bond 5 .800 01/15/28 1,314,263
TOTAL IRAQ 1,314,263
JORDAN - 0.2%
825,000 (a) Jordan Government International Bond 5 .850 07/07/30 777,566
TOTAL JORDAN 777,566
KENYA - 1.0%
2,000,000 (a) Republic of Kenya Government International Bond 7 .000 05/22/27 1,962,844
825,000 (a) Republic of Kenya Government International Bond 6 .300 01/23/34 674,713
750,000 (a) Republic of Kenya Government International Bond 9 .750 02/16/31 758,025
TOTAL KENYA 3,395,582
MONGOLIA - 0.4%
675,000 (a) Mongolia Government International Bond 4 .450 07/07/31 598,392
500,000 (a) Mongolia Government International Bond 8 .650 01/19/28 534,000
TOTAL MONGOLIA 1,132,392
NIGERIA - 0.7%
1,200,000 (a) Nigeria Government International Bond 6 .125 09/28/28 1,088,921
1,425,000 (a) Nigeria Government International Bond 7 .875 02/16/32 1,282,141
TOTAL NIGERIA 2,371,062
PANAMA - 0.4%
1,000,000 Panama Government International Bond 8 .000 03/01/38 1,129,298
TOTAL PANAMA 1,129,298
RWANDA - 0.6%
2,450,000 (a) Rwanda International Government Bond 5 .500 08/09/31 2,025,832
TOTAL RWANDA 2,025,832
SENEGAL - 0.6%
2,100,000 (a) Senegal Government International Bond 6 .250 05/23/33 1,808,363
TOTAL SENEGAL 1,808,363

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
SOUTH AFRICA - 0.8%
$ 1,400,000 Republic of South Africa Government International Bond 5 .000% 10/12/46 $ 1,081,962
1,475,000 Republic of South Africa Government International Bond 7 .300 04/20/52 1,466,121
TOTAL SOUTH AFRICA 2,548,083
TURKEY - 2.5%
1,050,000 (b) Turkiye Government International Bond 6 .500 01/03/35 1,029,525
1,375,000 Turkiye Government International Bond 4 .875 04/16/43 1,036,509
1,225,000 Turkiye Government International Bond 6 .000 01/14/41 1,078,000
1,250,000 Turkiye Government International Bond 5 .875 06/26/31 1,213,070
1,500,000 Turkiye Government International Bond 6 .500 09/20/33 1,483,500
2,225,000 Turkiye Government International Bond 7 .625 05/15/34 2,361,310
TOTAL TURKEY 8,201,914
UKRAINE - 0.1%
335,400 (a) Ukraine Government International Bond 1 .750 02/01/35 144,557
269,339 (a) Ukraine Government International Bond 1 .750 02/01/36 114,792
64,899 (a) Ukraine Government International Bond 1 .750 02/01/29 38,024
242,291 (a) Ukraine Government International Bond 1 .750 02/01/34 107,335
49,812 (a) Ukraine Government International Bond 0 .000 02/01/30 21,668
186,147 (a) Ukraine Government International Bond 0 .000 02/01/34 63,011
157,307 (a) Ukraine Government International Bond 0 .000 02/01/35 68,507
131,089 (a) Ukraine Government International Bond 0 .000 02/01/36 56,467
TOTAL UKRAINE 614,361
UZBEKISTAN - 0.9%
745,000 (a) Republic of Uzbekistan International Bond 7 .850 10/12/28 787,372
950,000 (a) Republic of Uzbekistan International Bond 3 .900 10/19/31 811,387
1,075,000 (a) Republic of Uzbekistan International Bond 5 .375 02/20/29 1,040,062
TOTAL UZBEKISTAN 2,638,821
ZAMBIA - 0.4%
1,459,178 (a) Zambia Government International Bond 5 .750 06/30/33 1,285,900
TOTAL ZAMBIA 1,285,900
TOTAL SOVEREIGN DEBT
(Cost $55,616,723) 55,396,789
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 51,053,415
$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED - 15 .8% ( 11 .5 % of Total
Investments) X 51,053,415
BANKS - 2.9%
$ 1,000,000 (a),(d) Banco del Estado de Chile 7 .950 N/A $ 1,074,019
1,000,000 (a) Banco Nacional de Comercio Exterior SNC/Cayman Islands 2 .720 08/11/31 912,367
800,000 Bancolombia SA 8 .625 12/24/34 858,840
2,000,000 (d),(h) Fifth Third Bancorp (TSFR3M + 3.295%) 7 .898 N/A 1,988,980
1,500,000 (d),(h) First Citizens BancShares Inc/NC (TSFR3M + 4.234%) 9 .180 N/A 1,532,864
1,000,000 (a),(d) NBK Tier 1 Ltd 3 .625 N/A 954,610
475,000 (a) Turkiye Garanti Bankasi AS 7 .177 05/24/27 480,939
385,000 (a) Turkiye Garanti Bankasi AS 8 .375 02/28/34 395,027
1,000,000 (a) Yapi ve Kredi Bankasi AS 9 .250 01/17/34 1,065,379
TOTAL BANKS 9,263,025
CAPITAL GOODS - 0.3%
1,000,000 (a) AerCap Global Aviation Trust 6 .500 06/15/45 998,440
TOTAL CAPITAL GOODS 998,440
ENERGY - 4.9%
2,000,000 Enbridge Inc 8 .500 01/15/84 2,236,996
1,000,000 (d) Energy Transfer LP 7 .125 N/A 1,021,525
1,900,000 (d) Energy Transfer LP 6 .500 N/A 1,895,455
3,000,000 (d),(h) Plains All American Pipeline LP (TSFR3M + 4.372%) 9 .490 N/A 2,987,075
1,105,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7 .625 03/01/55 1,145,168
575,000 (a) South Bow Canadian Infrastructure Holdings Ltd 7 .500 03/01/55 604,104
6,000,000 (a),(d) Venture Global LNG Inc 9 .000 N/A 6,081,773
TOTAL ENERGY 15,972,096

Portfolio of Investments September 30, 2024
(continued)
JGH

PRINCIPAL   DESCRIPTION   RATE MATURITY VALUE
FINANCIAL SERVICES - 0.8%
$ 1,500,000 (d) Ally Financial Inc 4 .700 % N/A $ 1,307,160
1,500,000 (d) Ally Financial Inc 4 .700 N/A 1,225,420
TOTAL FINANCIAL SERVICES 2,532,580
FOOD, BEVERAGE & TOBACCO - 0.7%
1,000,000 (a),(d) Land O' Lakes Inc 7 .000 N/A 820,000
1,500,000 (a),(d) Land O' Lakes Inc 8 .000 N/A 1,384,786
TOTAL FOOD, BEVERAGE & TOBACCO 2,204,786
INSURANCE - 0.8%
1,765,000 Enstar Finance LLC 5 .750 09/01/40 1,744,147
1,000,000 (a),(d) SBL Holdings Inc 6 .500 N/A 860,261
TOTAL INSURANCE 2,604,408
MEDIA & ENTERTAINMENT - 0.5%
1,750,000 Paramount Global 6 .375 03/30/62 1,618,726
TOTAL MEDIA & ENTERTAINMENT 1,618,726
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
2,500,000 (a) EUSHI Finance Inc 7 .625 12/15/54 2,637,812
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,637,812
UTILITIES - 4.1%
600,000 (a) AES Andes SA 8 .150 06/10/55 619,376
2,047,000 (a) AltaGas Ltd 7 .200 10/15/54 2,090,772
1,000,000 Emera Inc 6 .750 06/15/76 1,005,770
1,500,000 (a),(d) NRG Energy Inc 10 .250 N/A 1,691,946
3,360,000 PG&E Corp 7 .375 03/15/55 3,524,214
4,000,000 (a),(d) Vistra Vision LLC 8 .875 N/A 4,289,464
TOTAL UTILITIES 13,221,542
TOTAL $1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED
(Cost $50,232,650) 51,053,415
PRINCIPAL DESCRIPTION (i) RATE MATURITY VALUE
X 30,276,942 CONTINGENT CAPITAL SECURITIES - 9 .4% ( 6 .8 % of Total Investments) X 30,276,942
BANKS - 7.8%
$ 1,800,000 (d) Banco Bilbao Vizcaya Argentaria SA 9 .375 N/A $ 1,987,274
400,000 (a),(d) Banco de Credito e Inversiones SA 8 .750 N/A 430,703
1,975,000 (a),(d) Banco Mercantil del Norte SA/Grand Cayman 8 .375 N/A 2,065,371
2,100,000 (d) Banco Santander SA 4 .750 N/A 1,999,155
2,200,000 (d) Banco Santander SA 9 .625 N/A 2,586,416
1,000,000 Bancolombia SA 4 .625 12/18/29 989,818
1,475,000 (d) Barclays PLC 8 .000 N/A 1,553,309
1,000,000 (a) BBVA Bancomer SA/Texas 8 .450 06/29/38 1,090,497
2,000,000 (a),(d) BNP Paribas SA 7 .000 N/A 2,043,066
1,500,000 (a),(d) BNP Paribas SA 8 .000 N/A 1,600,602
2,000,000 (d) ING Groep NV 6 .500 N/A 2,001,674
2,000,000 (a),(d) Intesa Sanpaolo SpA 7 .700 N/A 1,997,561
2,000,000 (d) Lloyds Banking Group PLC 8 .000 N/A 2,142,734
1,400,000 (d) NatWest Group PLC 8 .125 N/A 1,527,305
1,000,000 (a),(d) Societe Generale SA 10 .000 N/A 1,074,836
TOTAL BANKS 25,090,321
FINANCIAL SERVICES - 1.6%
1,650,000 (d) Deutsche Bank AG 6 .000 N/A 1,613,239
3,030,000 (a),(d) UBS Group AG 9 .250 N/A 3,573,382
TOTAL FINANCIAL SERVICES 5,186,621
TOTAL CONTINGENT CAPITAL SECURITIES
(Cost $28,491,882) 30,276,942
SHARES DESCRIPTION RATE VALUE
X 1,370,009 $25 PAR (OR SIMILAR) RETAIL PREFERRED - 0 .4% ( 0 .3 % of Total Investments) X 1,370,009
BANKS - 0.1%
25,200 Western Alliance Bancorp 4 .250 $ 508,536
TOTAL BANKS 508,536

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to
SHARES   DESCRIPTION   RATE VALUE
FINANCIAL SERVICES - 0.3%
33,625 Synchrony Financial 8 .250% $ 861,473
TOTAL FINANCIAL SERVICES 861,473
TOTAL $25 PAR (OR SIMILAR) RETAIL PREFERRED
(Cost $1,470,625) 1,370,009
SHARES DESCRIPTION VALUE
X 937,435 COMMON STOCKS - 0 .3% ( 0 .2 % of Total Investments) X 937,435
TRANSPORTATION - 0.3%
47,127 (j) Grupo Aeromexico SAB de CV $ 937,435
TOTAL TRANSPORTATION 937,435
TOTAL COMMON STOCKS
(Cost $885,858) 937,435
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
– ASSET-BACKED SECURITIES - 0.2% (0.2% of Total Investments) –
$ 127 CWABS Asset-Backed Certificates Trust 2007-4, 2007 4 4 .483 04/25/47 0
750,000 (a),(c) Industrial DPR Funding Ltd, 2022 1A 5 .380 04/15/34 665,790
TOTAL ASSET-BACKED SECURITIES
(Cost $750,000) 665,790
TOTAL LONG-TERM INVESTMENTS
(Cost $437,297,974) 436,959,224
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  2.8%  (2.0% of Total Investments)
X 9,093,571 REPURCHASE AGREEMENTS - 2 .8% ( 2 .0 % of Total Investments) X 9,093,571
$ 9,093,571 (k) Fixed Income Clearing Corporation 1 .520 10/01/24 $ 9,093,571
TOTAL REPURCHASE AGREEMENTS
(Cost $9,093,571) 9,093,571
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,093,571) 9,093,571
TOTAL INVESTMENTS - 138 .0%
(Cost $ 446,391,545 ) 446,052,795
BORROWINGS - (36.8)% (l),(m) (119,000,000)
OTHER ASSETS & LIABILITIES, NET -  (1.2)% (3,824,695)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 323,228,100
Interest Rate Swaps - OTC Uncleared
Counterparty
Notional
Amount
Fund
Pay/Receive
Floating Rate
Floating Rate
Index
Fixed Rate
(Annualized)
Fixed Rate
Payment
Frequency
Effective
Date (n)
Optional
Termination
Date
Maturity
Date Value
Unrealized
Appreciation
(Depreciation)
Morgan Stanley
Capital Services LLC $ 87,400,000 Receive
1-Month
LIBOR 1.994% Monthly 6/01/18 7/01/25 7/01/27 $ 1,546,252 $ 1,546,252

Portfolio of Investments September 30, 2024
(continued)
JGH

maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:
The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 240,873,921 $ 176,250 $ 241,050,171
Variable Rate Senior Loan Interests – 56,208,673 – 56,208,673
Sovereign Debt – 55,396,789 – 55,396,789
$1,000 Par (or similar) Institutional
Preferred – 51,053,415 – 51,053,415
Contingent Capital Securities – 30,276,942 – 30,276,942
$25 Par (or similar) Retail Preferred 1,370,009 – – 1,370,009
Common Stocks 937,435 – – 937,435
Asset-Backed Securities – – 665,790 665,790
Short-Term Investments:
Repurchase Agreements – 9,093,571 – 9,093,571
Investments in Derivatives:
Interest Rate Swaps* – 1,546,252 – 1,546,252
Variable Rate Senior Loan Interests* – – – –
Total
$ 2,307,444 $ 444,449,563 $ 842,040 $ 447,599,047
* Represents net unrealized appreciation (depreciation).
Level 3
Corporate Bonds
Asset Backed
Securities
Balance at the beginning of period $- $648,570
Gains (losses):
Net realized gains (losses) - -
Change in net unrealized appreciation (depreciation) - 17,220
Purchases at cost - -
Sales at proceeds - -
Net discounts (premiums) - -
Transfers into 176,250 -
Transfers (out of) - -
Balance at the end of period $176,250 $665,790
Change in net unrealized appreciation (depreciation) during the period of Level 3 securities held as of period end $3,750 $17,220
Level 1
Level 2 Level 3
Transfers In (Transfers Out) Transfers In (Transfers Out) Transfers In (Transfers Out)
JGH
Corporate Bonds $- $- $- $(176,250) $176,250 $-

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $297,098,664 or 66.6% of Total Investments.
(b) When-issued or delayed delivery security.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Perpetual security. Maturity date is not applicable.
(e) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the Secured Overnight
Financing Rate (“SOFR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(f) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(g) Portion of investment purchased on a delayed delivery basis.
(h) Variable rate security. The rate shown is the coupon as of the end of the reporting period.
(i) Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.
(j) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(k) Agreement with Fixed Income Clearing Corporation, 1.520% dated 9/30/24 to be repurchased at $9,093,955 on 10/1/24, collateralized by
Government Agency Securities, with coupon rate 3.500% and maturity date 9/30/26, valued at $9,275,519.
(l) Borrowings as a percentage of Total Investments is 26.7%.
(m) The Fund may pledge up to 100% of its eligible investment (excluding any investments pledged as collateral to specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(n) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
PIK Payment-in-kind (“PIK”) security.  Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both.  The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the
United States.
TSFR
1M CME Term SOFR 1 Month
TSFR
3M CME Term SOFR 3 Month
TSFR
6M CME Term SOFR 6 Month